PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Company's major VIEs and VIE's subsidiaries
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

Summary of consolidated balance sheet information of VIEs
Summary of selected financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows (RMB in millions):

	As of December 31,
	2020	2021
Selected Balance Sheets Data of VIEs
Cash and cash equivalents	7,011	7,084
Short-term investments	2,529	1,612
Accounts receivable	2,728	2,480
Prepayments and other current assets	3,474	2,208
Investments (non-current)	5,924	3,980
Total assets	32,084	28,122
Less: Inter-company receivables (Note i)	(8,690)	(8,810)
Total assets excluding inter-company receivables	23,394	19,312
Short-term debt and current portion of long-term debt	3,737	5,310
Accounts payable	1,753	1,944
Advances from customers	1,723	1,892
Other payables and accruals	1,944	2,473
Total liabilities	28,560	25,045
Less: Inter-company payables (Note ii)	(18,555)	(12,946)
Total liabilities excluding inter-company payables	10,005	12,099

Summary of consolidated results of operations information of VIEs

	For the year ended December 31,
	2019	2020	2021
Net revenues	9,572	6,513	6,035
Cost of revenues	3,627	2,471	2,557
Net income/(loss)	89	(254)	(119)

Summary of consolidated results of cash flows information of VIEs
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries of the Company (RMB in millions):

	For the year ended December 31,
	2019	2020	2021
Net cash (used in)/provided by operating activities	(517)	(597)	1,271
Net cash provided by investing activities	58	349	618
Net cash provided by /(used in) financing activities	144	255	(1,566)

Schedule of property, equipment and software estimated useful lives

Building	30-40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3- 5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2019	2020	2021
Allowance at beginning of year	156	256	799
Cumulative effect of adoption of new accounting standard	—	83	—
Deconsolidation of subsidiaries	—	(27)	(1)
Provisions for credit losses	191	700	141
Write-offs	(91)	(213)	(124)

Allowance at end of year	256	799	815

Company's share option activity under all the incentive plans
The following table summarized the Company’s share option activity under all the option plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted Average Exercise Price (Note i, ii)	Weighted Average Remaining Contractual Life (Years) (Note i)	Aggregate Intrinsic Value (in millions) (Note i)
Outstanding at December 31, 2018	53,672,064	24.77	5.62	366

Granted	13,520,720	19.87
Exercised	(5,883,328)	11.39
Forfeited	(1,925,976)	20.93
Modified	(6,686,792)	42.36
Converted from modification	1,672,208	0.00

Outstanding at December 31, 2019	54,368,896	22.21	5.63	679

Granted	8,921,248	15.87
Exercised	(3,495,960)	6.96
Forfeited	(2,210,328)	12.00

Outstanding at December 31, 2020	57,583,856	22.55	5.16	704

Granted	15,404,097	18.46
Exercised	(5,106,035)	9.32
Forfeited	(1,800,799)	7.9

Outstanding at December 31, 2021	66,081,119	23.02	5.42	398

Vested and expect to vest at December 31, 2021	63,410,097	23.13	5.38	376

Exercisable at December 31, 2021	32,693,344	25.89	4.52	123

Note i: The number of restricted shares and weighted average exercise price have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20)
Note ii: The weighted average exercise price has been adjusted for the Modification in December 2019 (Note 2)

Assumptions of Black-Scholes pricing model

	2019	2020	2021
Risk-free interest rate	1.40%-2.44%	0.21%-1.32%	0.21%-1.18%
Expected life (years)	5	4 – 5	4 – 5
Expected dividend yield	0%	0%	0%
Volatility	42%-43%	40%-43%	39%-43%
Fair value of options at grant date per share	from US$11.37 to US$32.38	from US$8.12 to US$31.99	from US$8.61 to US$39.17

Schedule of restricted share activities under all incentive plans
The following table summarizes the Company’s RSUs activities under all incentive plans (in US$, except for shares):

	Number of Shares (Note i)	Weighted average grant date fair value (US$) (Note i)
Restricted shares

Unvested at December 31, 2018	5,097,648	37.81

Granted	150,000	37.33
Vested	(954,672)	36.89
Forfeited	(284,208)	38.72

Unvested at December 31, 2019	4,008,768	37.94

Granted	550,888	28.49
Vested	(3,439,944)	37.53
Forfeited	(185,200)	38.42

Unvested at December 31, 2020	934,512	33.79

Granted	255,004	31.35
Vested	(215,484)	37.26
Forfeited	(104,412)	30.12

Unvested at December 31, 2021	869,620	32.65

Note i: The number of restricted shares and weighted average grant date fair value have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 (Note 2 and Note 20).

Summary of components of other income

	2019	2020	2021
Gain on deconsolidation of subsidiaries (Note 18)	161	1,091	—
Subsidy income	589	601	550
Settlement of provision and contingent liability balances related to an equity method investment (a)	603	—	—
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	196	—	—
Foreign exchange (losses)/gains	(378)	(40)	1
Gain/(loss) on disposal of long-term investments (Note 7)	318	(602)	63
Fair value changes of equity securities investments and Exchangeable Senior Notes	2,334	(612)	(170)
Impairments of long-term investments	(205)	(905)	(96)
Others	12	194	25

Total	3,630	(273)	373